Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	47,192,901	2,064,690
Vanguard Extended Market Index Admiral Shares	4,540,722	400,764
Total Investment Companies (Cost $1,891,248)		2,465,454
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.098% (Cost $0)	5	—
Total Investments (100.0%) (Cost $1,891,248)		2,465,454
Other Assets and Liabilities-Net (0.0%)		(355)
Net Assets (100%)		2,465,099

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Total Stock Market Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				Sept. 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended
Market Index Fund	344,094	23,638	23,751	7,784	48,999	3,360	—	400,764
Vanguard Market
Liquidity Fund	2,752	NA1	NA1	(1)	—	6	—	—
Vanguard Variable
Insurance Fund—
Equity Index Portfolio	1,703,774	168,902	71,047	26,937	236,124	37,567	49,187	2,064,690
Total	2,050,620	192,540	94,798	34,720	285,123	40,933	49,187	2,465,454

1	Not applicable—purchases and sales are for temporary cash investment purposes.